OTHER (INCOME) EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of other (income) expense

		Years ended December 31
(In millions of dollars)	Note	2017	2016

(Income) losses from associates and joint ventures	17	(14)	216
Net loss on divestitures pertaining to investments		—	11
Other investment income		(5)	(36)

Total other (income) expense		(19)	191